Disaggregated Revenue - Schedule of Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenues Recognized at a Point in Time [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	$ 1,849	$ 1,125	$ 454
Revenues Recognized at a Point in Time [Member] | Securities and Virtual Assets Brokerage Commission Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	30	55	25
Revenues Recognized at a Point in Time [Member] | Securities and Virtual Assets Brokerage Handling Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	27	55	26
Revenues Recognized at a Point in Time [Member] | Virtual assets trading income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	7
Revenues Recognized at a Point in Time [Member] | Virtual assets subscription / redemption income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	298
Revenues Recognized at a Point in Time [Member] | Referral Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	490		261
Revenues Recognized at a Point in Time [Member] | Fund Subscription Fee – Related Parties [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers		16	22
Revenues Recognized at a Point in Time [Member] | Corporate Consultancy Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	997	993	120
Revenues Recognized at a Point in Time [Member] | Company Secretarial Services Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers		6
Revenues Recognized at a Point in Time [Member] | Consultancy service fee [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	997	999	120
Revenues Recognized at a Point in Time [Member] | Transaction service fee [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	362	110	51
Revenues Recognized Over a Period of Time [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	26,199	1,694	3,837
Revenues Recognized Over a Period of Time [Member] | Other Securities Brokerage Financing [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers		30	128
Revenues Recognized Over a Period of Time [Member] | Investment Advisory Income [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	680	1,025	2,860
Revenues Recognized Over a Period of Time [Member] | Management Fee Income – Related Parties [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	267	429	311
Revenues Recognized Over a Period of Time [Member] | Performance Fee Income – Related Parties [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	326	210	538
Revenues Recognized Over a Period of Time [Member] | Tokenization service fee [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	2,722
Revenues Recognized Over a Period of Time [Member] | Asset Management Service Fee [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	593	639	849
Revenues Recognized Over a Period of Time [Member] | AI Infrastructure service fee [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Contracts with customers	$ 22,204